Stock-Based Compensation - Company's Performance Unit Awards Based on Expected Performance (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	1,729,700
Granted, Number of Shares	606,400
Vested, Number of Shares	(476,400)
Forfeited, Number of Shares	(85,900)
Ending Balance, Number of Shares	1,773,800
Beginning Balance, Weighted Average Grant Date Fair Value	$ 75.64
Granted, Weighted Average Grant Date Fair Value	$ 77.12
Vested, Weighted Average Grant Date Fair Value	$ 85.81
Forfeited, Weighted Average Grant Date Fair Value	$ 73.60
Ending Balance, Weighted Average Grant Date Fair Value	$ 73.51
TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	59,300
Granted, Number of Shares
(Decrease) Increase due to expected performance, Number of Shares	(33,100)
Vested, Number of Shares	(25,300)
Forfeited, Number of Shares	(900)
Ending Balance, Number of Shares
Beginning Balance, Weighted Average Grant Date Fair Value	$ 106.20
Granted, Weighted Average Grant Date Fair Value
(Decrease) Increase due to expected performance, Weighted Average Grant Date Fair Value	$ 106.20
Vested, Weighted Average Grant Date Fair Value	$ 106.20
Forfeited, Weighted Average Grant Date Fair Value	$ 106.20
Ending Balance, Weighted Average Grant Date Fair Value
EPS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	125,600
Granted, Number of Shares	61,700
(Decrease) Increase due to expected performance, Number of Shares	59,900
Vested, Number of Shares	(67,900)
Forfeited, Number of Shares	(3,800)
Ending Balance, Number of Shares	175,500
Beginning Balance, Weighted Average Grant Date Fair Value	$ 71.86
Granted, Weighted Average Grant Date Fair Value	$ 77.00
(Decrease) Increase due to expected performance, Weighted Average Grant Date Fair Value	$ 69.04
Vested, Weighted Average Grant Date Fair Value	$ 76.82
Forfeited, Weighted Average Grant Date Fair Value	$ 69.56
Ending Balance, Weighted Average Grant Date Fair Value	$ 70.84